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December 19, 2014
EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds File Nos. 033-11387 and 811-04984 Post-Effective Amendment No. 208

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of American Beacon Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 208 to the Registrant’s currently effective Registration Statement on Form N-1A (“Post-Effective Amendment No. 208”) relating to the A Class, C Class, Y Class, Advisor Class, Institutional Class, Investor Class, Retirement Class, and AMR Class shares of beneficial interest in the American Beacon Small Cap Value Fund (the “Fund”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to: (1) reflect the termination of one sub-advisor and subsequent appointment of a new sub-advisor; and (2) update and make other non-material changes to the Fund’s prospectus and statement of additional information. This filing does not affect the registration of, or disclosures concerning, any other series of the Registrant.

The prospectus and statement of additional information are not marked to reflect the changes effected by the amendment, as otherwise required by Rule 472(a) under the 1933 Act, because the Trust will combined the standalone prospectus and statement of additional information of the Fund into a multiple class prospectus and statement of additional information for all series of the Trust with an October 31 fiscal year end, to be filed with the Securities and Exchange Commission on or about February 27, 2014.

Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 208 will become effective on February 27, 2014.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber